UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 9/30/2017

Item 1. Reports to Stockholders.

Annual Report 9/30/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer Master Loan Fund, LLC

PORTFOLIO MANAGERS: David Lukkes, CFA and Joseph Welsh, CFA

AVERAGE ANNUAL TOTAL RETURNS AT 9/30/17

	Oppenheimer Master Loan Fund, LLC	J.P. Morgan Leveraged Loan Index
1-Year	6.21%	5.22%
5-Year	5.18	4.41
Since Inception (10/31/07)	5.23	4.85

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Fund returns include changes in share price and reinvested distributions. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index. The J.P. Morgan Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not

2 OPPENHEIMER MASTER LOAN FUND, LLC

limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

3 OPPENHEIMER MASTER LOAN FUND, LLC

Fund Performance Discussion

The Fund returned 6.21% during the one-year reporting period, outperforming the J.P. Morgan Leveraged Loan Index (the “Index”), which returned 5.22%. The technical environment was supportive for senior loans during the reporting period, as both retail fund flows and Collateralized Loan Obligation (CLO) formations generally remained strong for most of the reporting period.

During the reporting period, the Fund outperformed the Index in most sectors, led by security selection in Technology, Gaming, Lodging & Leisure, and Financial. Detractors from performance included security selection in Retail, Energy and Industrials sectors.

MARKET OUTLOOK & POSITIONING

Relative to the Index, the portfolio has modest overweights in the Metals & Mining, Broadcasting, Telecommunications and Automotive (parts suppliers) sectors and modest underweights in the Industrials, Healthcare and Technology sectors. The overall credit quality of the portfolio has also been moving higher, as the team has found that on a relative value basis, in the current market environment higher-quality loans offer better risk-adjusted return characteristics than lower-quality loans.

Valuations remain attractive in our view with spreads just inside of the long term historical

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

4 OPPENHEIMER MASTER LOAN FUND, LLC

average of 445 basis points and the overall credit quality of the U.S. loan market is also solid with a below-average default rate of less than 1.5%. While there are certain sectors that are experiencing challenges specific to their industries such as Health Care and Retail, we see healthy credit fundamentals continuing for the remainder of 2017 with low default rates and improving credit statistics such as leverage levels.

5 OPPENHEIMER MASTER LOAN FUND, LLC

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	14.6%
Internet Software & Services	10.0
Commercial Services & Supplies	7.8
Hotels, Restaurants & Leisure	7.5
Health Care Equipment & Supplies	6.8
Diversified Telecommunication Services	5.4
Distributors	3.9
Energy Equipment & Services	3.7
Electric Utilities	3.4
Beverages	3.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2017, and are based on net assets.

6 OPPENHEIMER MASTER LOAN FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended September 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 OPPENHEIMER MASTER LOAN FUND, LLC

Actual	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During 6 Months Ended September 30, 2017
	$ 1,000.00	$ 1,014.10	$ 1.77

Hypothetical (5% return before expenses)
	1,000.00	1,023.31	1.78

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended September 30, 2017 is as follows:

Expense Ratio
0.35%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS September 30, 2017

	Principal Amount	Value
Corporate Loans—89.7%
Consumer Discretionary—29.5%
Auto Components—0.3%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.333%,[LIBOR4+400], 11/19/19[1]	$1,065,999	$1,054,006
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%,[LIBOR12+275], 3/7/24[1]	3,912,942	3,930,875
		4,984,881

Automobiles—0.7%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.98%-4.99%,[LIBOR12+375], 4/15/21[1]	10,014,807	10,070,099

Distributors—3.9%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B4, 3.985%,[LIBOR12+275], 8/25/21[1]	4,753,727	4,585,488
Tranche B6, 4.317%,[LIBOR4+300], 6/22/23[1]	4,184,205	4,028,791
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.813%,[LIBOR4+350], 8/11/24[1]	3,085,000	3,061,542
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+450], 8/21/22[1]	4,038,248	3,318,935
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.235%,[LIBOR12+500], 12/15/23[1]	7,970,000	7,531,650
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.982%,[LIBOR12+375], 2/3/24[1]	1,243,047	1,194,296
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.98%,[LIBOR12+275], 8/13/21[1]	1,895,000	1,903,291
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.839%-4.985%,[LIBOR12+375], 11/8/23[1]	2,499,787	2,515,723
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.485%,[LIBOR12+325], 8/18/23[1]	4,063,179	4,080,675
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.568%,[LIBOR4+425], 6/23/23[1]	5,066,563	4,961,011
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.007%,[LIBOR4+375], 8/16/23[1]	1,381,050	1,385,473
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%-4.813%,[LIBOR12+350], 6/18/21[1]	1,782,317	1,734,962
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.984%-3.985%,[LIBOR12+275], 1/30/23[1]	2,484,406	2,483,241
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.32%-4.34%,[LIBOR4+300], 8/19/22[1]	2,049,300	2,056,825
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.311%,[LIBOR4+300], 1/26/23[1]	5,746,340	4,769,462
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%,[LIBOR12+300], 3/11/22[1]	9,334,874	7,947,983
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 6/8/24[1]	2,771,075	2,664,563

9 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Distributors (Continued)
Toys R US - Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.826%, 1/29/19	$955,000	$971,712
		61,195,623

Diversified Consumer Services—0.5%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.728%,[LIBOR12+450], 5/8/20[1]	3,641,315	3,004,085
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.299%,[LIBOR4+500], 4/1/21[1]	3,828,772	3,812,021
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.049%,[LIBOR4+875], 4/1/22[1]	760,036	740,085
		7,556,191

Hotels, Restaurants & Leisure—7.5%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 8/1/21[1]	3,687,900	3,705,314
American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.489%,[PRIME4+225], 7/7/22[1]	705,203	707,848
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.694%,[LIBOR52+250], 9/15/23[1]	2,677,005	2,687,788
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 1.50%, 3/1/18[2]	522,597	622,325
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.738%,[LIBOR4+250], 4/3/24[1]	6,575,000	6,589,090
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B4, 3.553%, 12/31/17[2]	757,344	982,654
Tranche B6, 4.326%, 3/1/18[2]	2,052,256	2,483,230
Tranche B7, 1.50%, 1/28/18[2]	1,517,434	1,940,418
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 10/11/20[1]	14,583,780	14,612,044
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.235%,[LIBOR12+300], 5/8/21[1]	11,092,827	11,114,325
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 2/12/21[1]	2,504,746	2,493,984
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 4/18/24[1]	2,723,175	2,737,003
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 2/1/24[1]	6,967,020	7,000,274
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.563%,[LIBOR4+225], 4/17/24[1]	3,136,905	3,137,558
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 8/30/23[1]	1,111,600	1,117,776
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.735%,[LIBOR12+450], 5/9/24[1]	3,511,200	3,546,312
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.735%,[LIBOR12+250], 11/30/23[1]	1,200,925	1,208,900

10 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.083%,[LIBOR4+375], 2/22/23[1]	$1,072,313	$1,080,355
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.567%, 7/31/24	335,000	336,535
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.054%,[LIBOR4+275], 4/14/21[1]	3,452,351	3,476,625
MGM Growth Properties Operating Partnership LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%,[LIBOR12+225], 4/25/23[1]	1,392,929	1,398,650
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 1/19/24[1]	766,150	770,597
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.56%,[LIBOR4+225], 5/11/24[1]	932,663	938,492
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.814%,[LIBOR4+350], 8/14/24[1]	9,060,000	9,086,899
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.333%,[LIBOR4+300], 4/1/24[1]	1,170,803	1,140,279
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.74%,[LIBOR12+250], 6/8/23[1]	7,739,449	7,756,112
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.49%-4.55%,[LIBOR12+325], 4/2/20[1]	24,195,627	23,938,548
		116,609,935

Household Durables—1.5%
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.727%,[LIBOR12+250], 10/27/22[1]	1,064,250	1,060,233
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.735%,[LIBOR12+550], 2/15/23[1]	3,104,063	3,135,587
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.985%,[LIBOR12+275], 1/26/24[1]	2,161,146	2,173,808
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 9/7/23[1]	10,107,426	9,088,001
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.799%-4.812%,[LIBOR4+350], 11/8/23[1]	7,746,075	7,536,288
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%,[LIBOR12+225], 8/1/23[1]	940,915	948,413
		23,942,330

Media—14.6%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR4+325], 9/26/21[1]	2,219,023	1,979,076
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.054%,[LIBOR4+275], 7/15/25[1]	3,805,463	3,809,538
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%,[LIBOR12+225], 7/28/25[1]	3,149,656	3,152,116

11 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Media (Continued)
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 10/3/23[1]	$3,069,077	$3,084,183
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.279%,[LIBOR4+275], 10/17/23[1]	1,670,000	1,683,360
Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 3.24%,[LIBOR12+200], 7/1/20[1]	982,306	986,680
Tranche F, 3.24%,[LIBOR12+200], 1/3/21[1]	982,306	986,126
Tranche H, 3.24%,[LIBOR12+200], 1/15/22[1]	1,440,377	1,446,278
Tranche I, 3.49%,[LIBOR12+225], 1/15/24[1]	1,524,523	1,532,462
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 4/9/21[1]	6,454,713	5,488,978
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.083%,[LIBOR4+675], 1/30/19[1]	37,216,428	28,805,515
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.833%,[LIBOR4+750], 7/30/19[1]	4,206,170	3,238,751
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.476%,[LIBOR12+225], 7/17/25[1]	2,914,944	2,900,090
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.811%,[LIBOR4+550], 2/28/20[1]	4,210,579	4,239,527
DigitalGlobe, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 1/15/24[1]	3,096,600	3,099,179
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 10/18/19[1]	1,876,682	1,628,858
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.737%,[LIBOR12+250], 2/7/24[1]	467,644	471,006
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B5, 7.333%,[LIBOR4+600], 12/31/21[1]	2,624,583	2,646,729
Tranche B6, 6.833%,[LIBOR4+550], 2/9/22[1]	4,531,423	4,556,101
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.071%,[LIBOR4+275], 6/30/19[1]	3,900,000	3,892,282
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%,[LIBOR12+300], 12/18/20[1]	7,227,945	7,285,544
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.333%,[LIBOR4+600], 4/22/201,[3]	6,925,000	6,838,437
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.804%,[LIBOR4+350], 1/7/22[1]	6,409,094	6,120,685
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 12/8/23[1]	3,290,688	3,316,174
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.767%,[LIBOR4+250], 7/6/24[1]	2,145,000	2,148,638
Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.45%,[LIBOR52+225], 2/15/24[1]	572,125	574,700
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.049%,[LIBOR4+575], 8/13/21[1]	4,717,568	4,560,317
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.737%,[LIBOR12+250], 1/17/24[1]	1,339,851	1,344,747

12 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media (Continued)
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.735%,[LIBOR4+650], 10/13/22[1,3]	$11,700,000	$11,641,500
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.485%,[LIBOR12+325], 7/21/22[1]	3,238,516	3,246,612
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.737%,[LIBOR12+250], 1/17/24[1]	10,702,711	10,741,818
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.235%,[LIBOR12+300], 2/1/24[1]	7,706,275	7,613,561
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.74%,[LIBOR12+250], 7/2/21[1]	1,413,386	1,419,823
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.735%,[LIBOR12+350], 1/31/25[1]	2,575,000	2,552,268
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.061%,[LIBOR4+275], 7/31/25[1]	1,331,663	1,329,686
Tranche B10, 4.561%,[LIBOR4+325], 1/14/25[1]	6,302,375	6,330,439
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.49%,[LIBOR12+225], 1/3/24[1]	4,895,010	4,909,798
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 12/6/23[1]	2,129,300	2,129,300
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AI, 3.984%,[LIBOR12+275], 6/30/25[1]	6,075,000	6,099,470
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 1/26/24[1]	6,059,832	6,082,556
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 3.985%,[LIBOR12+275], 3/15/24[1]	10,522,342	10,441,036
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AP, 3.984%,[LIBOR12+275], 4/15/25[1]	5,840,000	5,867,635
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 3.984%,[LIBOR12+275], 1/31/25[1]	7,285,000	7,320,857
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.99%-4.03%,[LIBOR6+275], 10/15/19[1]	5,335,744	5,346,415
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.484%,[LIBOR12+325], 8/18/23[1]	6,745,000	6,748,615
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.49%,[LIBOR12+325], 5/6/21[1]	4,833,475	4,872,728
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.737%,[LIBOR12+250], 11/1/23[1]	3,633,838	3,647,465
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.734%,[LIBOR12+250], 4/15/25[1]	7,800,000	7,808,128
		227,965,787

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.481%,[LIBOR12+325], 10/25/20[1]	5,884,232	4,403,983

13 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Specialty Retail—0.2%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.82%,[LIBOR4+450], 8/29/21[1]	$3,589,895	$3,615,921

Consumer Staples—3.2%
Beverages—3.1%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%-3.583%,[LIBOR12+225], 2/16/24[1]	7,604,501	7,605,183
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.008%-4.257%,[LIBOR4+275], 4/6/24[1]	4,760,062	4,781,878
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.488%,[LIBOR4+325], 10/4/23[1]	3,620,000	3,643,530
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 6/2/21[1]	933,762	938,820
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.735%,[LIBOR12+250], 8/3/22[1]	4,208,613	4,230,531
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.563%,[LIBOR4+225], 7/4/22[1]	1,400,000	1,408,313
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.234%,[LIBOR12+200], 6/16/23[1]	3,743,018	3,764,406
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.488%,[LIBOR4+275], 10/4/23[1]	7,194,882	7,224,115
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.984%,[LIBOR12+275], 5/15/24[1]	2,335,000	2,351,784
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.738%,[LIBOR12+350], 4/19/24[1]	905,000	911,976
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.232%,[LIBOR12+200], 2/2/24[1]	3,890,201	3,904,789
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.49%,[LIBOR12+225], 5/24/24[1]	6,493,725	6,514,427
Refresco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 9/26/24[1]	1,020,000	1,027,650
		48,307,402

Food & Staples Retailing—0.1%
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.99%,[LIBOR12+475], 8/21/20[1]	772,798	778,112

Energy—4.0%
Energy Equipment & Services—3.7%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.474%,[LIBOR12+425], 8/4/201,[4]	4,780,746	3,564,644
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.317%, 9/20/24	4,530,000	4,583,087
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.609%,[LIBOR12+1,037.5], 12/31/21[1]	1,815,000	1,941,596
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.814%,[LIBOR4+750], 8/23/21[1]	2,290,000	2,469,623
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24	3,044,372	3,097,648

14 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Energy Equipment & Services (Continued)
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.985%,[LIBOR12+375], 10/2/23[1]	$5,958,971	$5,990,363
Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.981%,[LIBOR12+275], 2/2/24[1]	7,800,000	7,843,181
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.083%,[LIBOR4+475], 9/18/21[1]	5,571,003	3,454,022
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.208%,[LIBOR4+287.5], 10/1/18[1]	2,049,769	1,906,285
Tranche B, 8.296%,[LIBOR4+700], 8/31/20[1]	740,000	656,133
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.333%,[LIBOR4+500], 6/27/20[1]	1,063,013	839,780
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.59%,[LIBOR4+525], 8/25/23[1]	3,623,249	3,426,235
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/18/20	3,353,746	1,179,402
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20[5]	113,811	111,534
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.234%,[LIBOR12+400], 2/15/24[1]	3,179,026	3,186,974
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 12/31/23[1]	2,858,710	2,849,776
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/18[1]	622,042	188,168
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.333%,[LIBOR4+300], 2/21/21[1]	6,869,717	5,072,139
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	239,566	202,234
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	88,902	75,048
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%,[LIBOR4+400], 9/22/24[1]	1,770,000	1,794,337
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.309%,[LIBOR4+300], 4/12/24[1]	2,735,000	2,739,559
		57,171,768

Oil, Gas & Consumable Fuels—0.3%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	1,716,267	1,448,816
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.583%,[LIBOR4+425], 8/4/21[1]	3,200,884	2,832,782
		4,281,598

Financials—3.5%
Capital Markets—0.8%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 11/23/20	1,586,459	1,595,382

15 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Capital Markets (Continued)
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.74%, 5/23/21[5]	$10,068,176	$10,068,176
		11,663,558

Commercial Banks—2.5%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.417%,[LIBOR4+325], 8/12/22[1]	1,579,528	1,587,825
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.977%-3.985%,[LIBOR12+275], 1/25/24[1]	1,895,150	1,901,203
Aretec Group, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%,[LIBOR4+500], 9/21/24[1]	1,455,000	1,455,000
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.073%,[LIBOR4+375], 5/22/24[1]	1,694,000	1,701,764
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%,[LIBOR12+300], 3/25/24[1]	1,320,304	1,330,343
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.583%,[LIBOR4+325], 11/4/21[1]	3,330,566	3,342,363
Fly Funding II Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.56%,[LIBOR4+225], 2/9/23[1]	2,280,016	2,287,616
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.549%,[LIBOR4+325], 7/3/24[1]	930,000	938,951
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.172%,[LIBOR4+300], 10/2/20[1]	3,261,064	3,285,327
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR12+400], 4/29/22[1]	3,583,099	3,629,754
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.231%,[LIBOR4+300], 10/1/21[1]	3,150,000	3,169,688
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 1/8/24[1]	5,176,735	5,220,184
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.235%,[LIBOR12+300], 10/24/22[1]	6,490,950	6,012,203
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.314%,[LIBOR4+300], 5/16/24[1]	3,420,000	3,409,668
		39,271,889

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.49%,[LIBOR12+525], 9/29/20[1]	2,536,688	2,538,274
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.24%,[LIBOR12+900], 9/29/21[1,3]	870,629	857,569
		3,395,843

Health Care—7.2%
Health Care Equipment & Supplies—6.8%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.425%,[LIBOR4+612.5], 4/30/22[1]	1,068,822	1,015,381
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.985%,[LIBOR12+275], 2/11/22[1]	314,032	316,682
Tranche B2, 3.977%,[LIBOR12+275], 2/16/23[1]	2,142,289	2,160,766

16 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.485%,[LIBOR12+325], 4/28/22[1]	$1,356,192	$1,348,564
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+425], 4/16/21[1]	2,969,862	3,008,806
Alliance Healthcare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.43%,[LIBOR4+325], 6/3/19[1]	3,188,681	3,195,323
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.833%,[LIBOR4+550], 8/4/21[1]	1,396,800	1,403,784
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 4/22/24[1]	4,995,874	4,938,891
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 6/7/19[1]	581,330	580,967
Carestream Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.333%,[LIBOR4+400], 6/7/19[1]	557,220	556,872
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 5/20/21[1]	1,540,384	1,553,726
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 3/1/24[1]	11,352,950	11,391,266
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 8.686%,[LIBOR4+275], 12/31/19[1]	1,488,299	1,483,751
Tranche H, 4.00%-4.202%,[LIBOR4+300], 1/27/21[1]	5,786,999	5,764,494
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.477%-4.485%,[LIBOR12+325], 6/8/20[1]	5,661,005	5,658,882
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+425], 4/29/24[1]	3,097,238	3,132,081
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.24%,[LIBOR12+300], 12/1/23[1]	4,638,317	4,673,586
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.485%,[LIBOR12+325], 10/27/23[1]	1,856,684	1,869,449
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.447%,[LIBOR52+225], 1/31/25[1]	7,681,400	7,704,529
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.485%,[LIBOR12+225], 2/15/24[1]	1,810,900	1,821,894
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%-3.489%,[LIBOR12+225], 8/1/24[1]	2,330,000	2,340,194
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.985%-4.083%,[LIBOR12+275], 8/18/22[1]	4,731,853	4,760,887
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.583%,[LIBOR4+325], 2/2/24[1]	1,715,700	1,710,875
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.583%,[LIBOR4+525], 11/30/18[1]	1,729,080	1,461,072
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.068%,[LIBOR4+275], 9/24/24[1]	1,431,404	1,431,403
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.333%,[LIBOR4+300], 6/7/23[1]	5,437,796	5,483,110

17 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.296%,[LIBOR4+300], 1/31/21[1]	$3,802,532	$3,841,151
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.083%,[LIBOR4+575], 7/31/19[1]	1,337,726	966,507
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.299%-5.333%,[LIBOR4+400], 11/27/20[1]	3,873,805	3,663,651
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.083%,[LIBOR4+375], 6/30/21[1]	3,111,751	3,125,041
Ortho-Clinical Diagnostics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%,[LIBOR4+375], 6/30/21[1]	952,539	956,607
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%-6.75%,[LIBOR4+350], 3/1/21[1]	2,305,807	2,330,652
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.568%, 9/2/24	570,000	566,170
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 2/6/24[1]	4,678,557	4,614,227
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BF1, 5.99%,[LIBOR4+475], 4/1/22[1]	4,590,000	4,676,636
		105,507,877

Health Care Providers & Services—0.4%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%,[LIBOR4+350], 4/9/21[1]	6,897,835	6,908,617

Industrials—15.0%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 4/9/20[1]	1,898,247	1,842,092

Commercial Services & Supplies—7.8%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.227%,[LIBOR12+500], 10/18/21[1]	1,558,755	1,570,445
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.083%,[LIBOR4+375], 7/28/22[1]	9,867,049	9,868,076
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B4, 3.985%,[LIBOR12+275], 8/4/22[1]	9,604,879	9,646,901
Tranche B5, 4.235%,[LIBOR12+300], 11/3/23[1]	5,129,276	5,159,959
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.735%,[LIBOR12+450], 5/31/24[1]	2,104,725	2,116,564
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.674%-4.696%,[LIBOR4+350], 4/29/24[1]	3,205,000	3,205,000
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.833%,[LIBOR4+450], 12/8/23[1]	2,233,125	2,261,039
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.734%,[LIBOR12+350], 9/15/20[1]	3,087,973	3,088,939
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.672%-6.814%,[LIBOR4+550], 3/19/21[1]	826,219	801,433

18 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies (Continued)
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-6.672%,[LIBOR4+550], 3/19/21[1]	$1,664,526	$1,614,590
Compass Group Diversified Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 6/4/21[1]	2,004,625	2,017,990
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.796%-4.833%,[LIBOR4+350], 12/20/19[1]	3,990,766	2,711,226
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.985%,[LIBOR12+275], 8/12/20[1]	1,093,500	1,101,018
Tranche B2, 4.485%,[LIBOR12+325], 8/14/23[1]	2,825,956	2,862,693
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.583%,[LIBOR4+525], 6/30/22[1]	1,652,589	1,611,275
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.981%,[LIBOR12+575], 1/5/24[1]	1,744,979	1,746,433
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.311%-7.25%,[PRIME4+300], 5/24/24[1]	5,463,390	5,519,733
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.333%,[LIBOR4+400], 10/31/21[1]	4,626,750	4,676,881
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.772%,[LIBOR6+350], 5/1/24[1]	5,296,725	5,301,693
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.06%, 9/21/24	1,400,000	1,408,316
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.305%,[LIBOR4+600], 4/11/23[1]	2,440,000	2,470,500
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.046%,[LIBOR4+375], 8/12/22[1]	3,175,982	3,181,540
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.735%,[LIBOR12+450], 4/26/24[1]	4,794,479	4,819,448
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.583%,[LIBOR4+425], 4/18/19[1]	1,239,158	1,177,200
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.583%,[LIBOR4+825], 4/17/20[1]	551,135	517,206
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 5/21/22[1]	1,893,360	1,907,560
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.833%,[LIBOR4+550], 9/30/22[1]	4,545,891	4,521,457
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%,[LIBOR12+225], 2/22/24[1]	5,747,555	5,780,782
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.554%,[LIBOR4+400], 9/12/24[1]	7,840,000	7,810,616
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.061%,[LIBOR4+275], 9/2/21[1]	9,469,667	9,475,604
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.554%,[LIBOR4+225], 11/1/21[1]	11,344,000	11,385,689
		121,337,806

19 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Industrial Conglomerates—2.4%
Clark Equipment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 5/18/24[1]	$2,502,425	$2,519,889
CPI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.962%,[LIBOR4+450], 8/17/22[1]	1,686,923	1,117,587
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR12+275], 7/30/24[1]	1,859,218	1,862,810
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.546%,[LIBOR4+325], 4/1/24[1]	4,270,405	4,293,700
Generac Power Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.549%,[LIBOR4+225], 5/31/23[1]	2,212,793	2,221,091
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,[LIBOR12+500], 11/2/23[1]	1,498,675	1,527,400
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.84%,[LIBOR4+350], 6/30/21[1]	2,754,096	2,772,171
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.487%,[LIBOR12+225], 5/17/24[1]	2,503,725	2,500,595
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 9/28/23[1]	1,561,991	1,571,428
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%-4.08%,[LIBOR12+275], 8/21/23[1]	3,494,593	3,510,818
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.235%,[LIBOR12+300], 6/9/23[1]	5,064,558	5,081,970
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.239%,[LIBOR12+400], 11/30/23[1]	5,322,198	5,362,115
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 6/19/21[1]	987,826	964,674
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.811%,[LIBOR4+350], 12/28/19[1]	1,665,373	1,626,515
		36,932,763

Road & Rail—2.9%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.568%,[LIBOR4+225], 10/6/23[1]	1,390,000	1,400,136
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.735%,[LIBOR12+250], 4/28/23[1]	1,871,100	1,879,286
Tranche B, 3.726%,[LIBOR12+250], 12/14/23[1]	4,210,000	4,222,828
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.735%,[LIBOR12+450], 5/18/23[1]	2,797,988	2,824,219
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.986%,[LIBOR12+275], 3/21/22[1]	15,640,800	15,710,621
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.985%,[LIBOR12+875], 11/12/20[1]	2,683,807	2,142,349
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.235%,[LIBOR12+300], 7/29/22[1]	2,843,400	2,847,250
Tranche B2, 4.235%,[LIBOR12+300], 7/29/22[1]	864,683	865,854
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.561%,[LIBOR4+225], 4/1/24[1]	2,164,125	2,174,675

20 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Road & Rail (Continued)
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.567%,[LIBOR4+825], 2/23/22[1,3]	$12,017,200	$12,196,256
		46,263,474

Trading Companies & Distributors—0.2%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.313%,[LIBOR4+600], 2/8/19[1]	5,857,466	2,796,940

Transportation Infrastructure—1.6%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.49%,[LIBOR12+225], 4/6/24[1]	3,950,000	3,949,589
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.583%,[LIBOR4+225], 11/2/23[1]	1,417,857	1,423,680
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.317%,[LIBOR4+500], 5/19/23[1]	2,044,875	2,060,212
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.24%,[LIBOR12+400], 8/7/20[1]	5,054,935	5,100,217
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.736%,[LIBOR12+450], 3/22/24[1]	3,052,130	3,021,608
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 6/30/22[1]	8,149,242	8,177,259
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.579%,[LIBOR4+225], 3/24/24[1]	1,517,967	1,525,557
		25,258,122

Information Technology—10.8%
Communications Equipment—0.4%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.40%,[LIBOR4+725], 7/17/20[1]	6,910,661	5,874,062

Electronic Equipment, Instruments, & Components—0.2%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.724%,[LIBOR12+450], 4/14/21[1]	2,821,930	2,833,689

Internet Software & Services—10.0%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.817%,[LIBOR4+350], 6/13/24[1]	5,910,000	5,941,412
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.417%,[LIBOR4+525], 5/29/20[1,4]	24,205,024	20,725,552
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.724%-8.735%,[LIBOR12+750], 1/24/18[1]	3,470,000	3,509,037
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.304%,[LIBOR4+500], 6/30/21[1]	4,070,599	3,944,667
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.235%,[LIBOR12+400], 9/10/22[1]	5,859,700	5,899,001
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.482%,[LIBOR12+225], 8/16/22[1]	1,936,853	1,950,169

21 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.31%,[LIBOR4+300], 5/1/24[1]	$3,434,393	$3,452,423
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.49%,[LIBOR12+425], 12/15/21[1]	2,753,211	2,785,906
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%,[LIBOR12+275], 7/5/21[1]	2,370,000	2,387,182
Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.74%,[LIBOR12+250], 9/7/23[1]	12,202,941	12,256,854
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.99%,[LIBOR12+375], 6/1/22[1]	2,177,332	2,186,081
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.487%,[LIBOR12+225], 7/8/22[1]	2,240,509	2,245,691
Tranche B, 3.737%,[LIBOR12+250], 4/26/24[1]	5,446,618	5,468,589
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.007%,[LIBOR4+375], 12/1/23[1]	1,759,964	1,771,907
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 2/15/24[1]	3,996,559	4,011,298
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 2/1/22[1]	4,684,975	4,681,681
Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 8/5/22[1]	4,155,816	4,163,239
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.24%,[LIBOR12+700], 4/6/22[1]	1,361,588	1,378,607
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR12+425], 1/20/24[1]	1,825,678	1,793,729
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.987%,[LIBOR12+275], 6/21/24[1]	1,361,724	1,363,792
Tranche B2, 3.811%,[LIBOR4+250], 11/19/21[1]	2,805,000	2,808,798
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.737%,[LIBOR12+250], 5/13/24[1]	1,453,941	1,454,850
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.817%, 9/26/24	5,480,000	5,512,195
Micron Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.74%,[LIBOR12+250], 4/26/22[1]	467,632	471,689
Microsemi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.553%,[LIBOR4+225], 1/15/23[1]	1,517,417	1,522,430
ON Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%,[LIBOR12+225], 3/31/23[1]	1,101,145	1,106,364
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.484%-6.485%,[LIBOR12+525], 9/27/23[1]	2,069,102	2,099,275
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%,[LIBOR6+650], 12/8/21[1]	1,119,644	1,112,647
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.235%,[LIBOR12+600], 10/31/22[1]	3,353,288	3,402,189
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.49%,[LIBOR12+325], 4/24/22[1]	4,037,749	3,949,424
Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.813%,[LIBOR4+250], 5/4/22[1]	1,970,000	1,984,775

22 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Internet Software & Services (Continued)
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.987%,[LIBOR12+275], 6/21/24[1]	$9,197,993	$9,211,955
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.507%,[LIBOR12+325], 3/3/23[1]	1,156,196	1,161,547
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.583%,[LIBOR4+325], 9/30/22[1]	1,174,836	1,174,941
Synchronoss Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.735%,[LIBOR12+450], 1/19/24[1]	2,806,960	2,686,494
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 5/1/24[1]	6,994,470	7,009,039
Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.485%,[LIBOR12+325], 12/1/23[1]	4,431,513	4,469,366
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.817%,[LIBOR4+250], 9/15/24[1]	1,240,000	1,245,425
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.833%,[LIBOR4+450], 1/27/23[1]	4,620,431	4,671,768
Western Digital Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 4/29/23[1]	7,041,142	7,102,752
		156,074,740
Office Electronics—0.0%
BMC Foreign Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 9/10/22[1]	478,478	477,581
Software—0.2%
Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.75%,[LIBOR52+350], 4/30/20[1]	3,215,276	3,223,314
Tranche B2, 5.447%,[LIBOR52+425], 4/30/20[1]	430,894	431,972
		3,655,286
Materials—7.7%
Chemicals—2.9%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.333%,[LIBOR4+300], 1/31/24[1]	1,531,163	1,539,137
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.067%,[LIBOR4+275], 8/30/20[1]	260,689	261,993
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 3.931%,[LIBOR4+275], 8/30/20[1]	2,097,019	2,107,504
Tranche B3, 3.952%,[LIBOR4+275], 8/30/20[1]	629,013	632,158
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.735%,[LIBOR12+350], 7/30/21[1]	2,308,719	2,324,591
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.739%,[LIBOR12+250], 2/14/24[1]	1,363,150	1,371,030
Huntsman International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 4/1/23[1]	1,907,728	1,920,844
Ineos Styrolution US Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 3/29/24[1]	2,362,180	2,369,561
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.985%,[LIBOR12+275], 3/31/22[1]	3,403,159	3,425,919
Tranche B, 4.007%,[LIBOR12+275], 4/1/24[1]	1,255,513	1,264,144

23 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Chemicals (Continued)
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.235%,[LIBOR12+300], 6/7/23[1]	$1,548,048	$1,556,756
Tranche B7, 4.074%,[LIBOR4+275], 6/7/20[1]	1,555,000	1,561,026
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.583%,[LIBOR4+425], 2/14/24[1]	478,800	483,588
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.064%,[LIBOR4+675], 8/20/19[1]	2,106,219	2,127,281
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.737%,[LIBOR12+350], 6/13/23[1]	1,455,300	1,465,608
Royal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.583%,[LIBOR4+325], 6/20/22[1]	3,388,677	3,411,127
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.813%,[LIBOR4+250], 9/6/24[1]	570,000	574,750
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.329%,[LIBOR4+300], 9/14/24[1]	2,496,297	2,508,584
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.32%, 9/7/24	5,762,825	5,791,190
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%,[LIBOR12+275], 7/1/22[1]	7,105,231	7,139,094
Versum Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.833%,[LIBOR4+250], 9/29/23[1]	1,945,350	1,957,812
		45,793,697

Construction Materials—1.3%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 10/31/23[1]	1,651,700	1,660,216
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR4+250], 8/18/23[1]	3,550,980	3,574,285
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.989%,[LIBOR12+275], 11/15/23[1]	8,237,750	8,237,750
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.485%,[LIBOR12+225], 7/20/22[1]	3,804,972	3,829,944
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.985%,[LIBOR12+375], 2/28/24[1]	2,154,392	2,170,550
		19,472,745

Containers & Packaging—1.4%
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche M, 3.485%,[LIBOR12+225], 10/1/22[1]	6,052,589	6,069,294
Tranche N, 3.485%,[LIBOR12+225], 1/19/24[1]	955,200	956,991
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.481%,[LIBOR12+325], 4/3/24[1]	3,895,238	3,907,410
KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.737%,[LIBOR12+450], 8/26/22[1]	839,665	848,893
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.57%,[LIBOR4+225], 9/20/24[1]	455,000	457,275

24 OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Containers & Packaging (Continued)
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.235%,[LIBOR12+300], 2/5/23[1]	$5,470,061	$5,498,451
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 3/11/22[1]	3,999,422	4,019,647
		21,757,961

Metals & Mining—1.9%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.583%,[LIBOR4+725], 4/16/20[1]	22,096,478	20,309,182
Tranche B3, 9.083%,[LIBOR4+775], 4/17/20[1]	8,026,145	7,416,664
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.735%,[LIBOR12+350], 3/31/22[1]	2,491,652	2,505,668
		30,231,514

Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.985%-4.083%,[LIBOR12+275], 5/1/21[1]	3,322,134	3,328,362

Telecommunication Services—5.4%
Diversified Telecommunication Services—5.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.75%, 1/31/25	15,965,000	15,500,307
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.227%,[LIBOR12+300], 9/10/20[1]	4,961,339	4,989,246
Tranche B, 4.561%,[LIBOR4+375], 8/17/24[1]	3,135,000	3,152,634
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%,[LIBOR12+300], 10/5/23[1]	4,113,300	4,022,807
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.94%,[LIBOR4+375], 5/27/24[1]	2,730,000	2,751,329
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%,[LIBOR12+375], 6/15/24[1]	4,628,400	4,412,684
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.333%,[LIBOR4+400], 5/23/20[1]	4,326,028	4,373,346
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR4+450], 8/6/21[1]	7,365,485	7,070,865
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.82%,[LIBOR4+950], 2/4/22[1]	1,968,972	1,683,471
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.486%,[LIBOR12+225], 2/22/24[1]	3,780,000	3,783,376
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.485%,[LIBOR12+325], 4/13/20[1]	8,330,892	8,359,159
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.49%,[LIBOR12+225], 3/24/21[1]	2,441,077	2,451,452
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.49%,[LIBOR12+225], 6/10/22[1]	1,955,000	1,961,970
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B12, 3.735%,[LIBOR12+250], 6/17/23[1]	14,689,298	14,698,479

25 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.24%,[LIBOR12+400], 3/29/21[1]	$5,390,026	$4,824,073
		84,035,198

Utilities—3.4%
Electric Utilities—3.4%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.09%,[LIBOR4+275], 1/15/24[1]	4,482,725	4,479,636
Tranche B7, 4.09%,[LIBOR4+275], 5/31/23[1]	589,035	589,403
Dayton Power & Light Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.49%,[LIBOR12+325], 8/24/22[1]	2,937,800	2,982,787
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.485%,[LIBOR12+325], 2/7/24[1]	8,500,319	8,552,808
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.84%,[LIBOR4+350], 6/28/23[1]	1,871,427	1,897,939
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.84%,[LIBOR4+450], 6/12/20[1]	3,594,368	3,595,493
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.333%,[LIBOR4+700], 10/18/22[1]	1,108,800	1,064,448
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.583%,[LIBOR4+225], 6/30/23[1]	11,328,311	11,350,401
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 11/9/20[1]	6,595,160	5,391,544
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.235%,[LIBOR12+400], 7/15/23[1]	4,888,124	4,798,510
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.982%-3.985%,[LIBOR12+275], 8/4/23[1]	6,336,006	6,356,503
Tranche C, 3.982%,[LIBOR12+275], 8/4/23[1]	1,456,917	1,461,599
		52,521,071
Total Corporate Loans (Cost $1,403,805,576)		1,398,118,517

Corporate Bonds and Notes—0.5%
Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[6]	3,734,000	3,948,705
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20[3,4]	644,070	1
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	3,890,000	4,011,562
Total Corporate Bonds and Notes (Cost $8,289,222)		7,960,268
	Shares
Common Stocks—3.2%
Arch Coal, Inc., Cl. A	353,989	25,395,171
Aretec Group, Inc.[7]	63,355	1,932,327
Everyware Global, Inc.[3,7]	106,918	922,168
Gymboree Corp. (The)[7]	217,169	5,735,216
Gymboree Corp. (The)[7]	76,198	2,012,313
ION Media Networks, Inc.[3,7]	6,081	2,426,319
Larchmont Resources LLC[7]	136	47,024
Mach Gen LLC[7]	34,118	93,824
Media General, Inc.[3,7,8]	781,336	46,880
Millennium Corporate Claim Litigation Trust[3,7]	5,431	54
Millennium Lender Claim Litigation Trust[3,7]	10,862	109

26 OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value
Common Stocks (Continued)
New Millennium Holdco, Inc.[3,7]	111,266	$1,113
Nexstar Media Group, Inc., Cl. A	52,820	3,290,686
Ocean Rig UDW, Inc.[7]	274,612	6,527,523
Quicksilver Resources, Inc.[3,7]	11,634,576	245,490
Sabine Oil[7]	1,393	61,988
Templar Energy, Cl. A7	154,052	462,156
Total Common Stocks (Cost $46,571,753)		49,200,361

	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[7]	4,421	29,842
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[7]	787	4,525
Total Rights, Warrants and Certificates (Cost $591,883)		34,367

	Shares
Investment Company—10.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[9,10] (Cost $162,655,983)	162,655,983	162,655,983
Total Investments, at Value (Cost $1,621,914,417)	103.8%	1,617,969,496
Net Other Assets (Liabilities)	(3.8)	(59,218,800)
Net Assets	100.0%	$1,558,750,696

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. Interest or dividend is paid-in-kind, when applicable.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $7,960,267 or 0.51% of the Fund’s net assets at period end.

7. Non-income producing security.

8. Security received as the result of issuer reorganization.

9. Rate shown is the 7-day yield at period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	September 30,
	2016	Additions	Reductions	2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	111,077,624	706,735,569	655,157,210	162,655,983

27 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Continued

Footnotes to Statement of Investments (Continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$162,655,983	$883,676	$—	$—

Glossary:

Definitions
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

28 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES September 30, 2017

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,459,258,434)	$1,455,313,513
Affiliated companies (cost $162,655,983)	162,655,983
1,617,969,496
Cash	13,934,771
Receivables and other assets:
Investments sold	12,281,164
Interest and dividends	3,002,355
Shares of beneficial interest sold	2,401
Other	48,869
Total assets	1,647,239,056

Liabilities
Payables and other liabilities:
Investments purchased	87,918,808
Shares of beneficial interest redeemed	199,515
Directors’ compensation	44,467
Shareholder communications	3,564
Other	322,006
Total liabilities	88,488,360

Net Assets—applicable to 93,998,675 shares of beneficial interest outstanding	$1,558,750,696

Net Asset Value, Redemption Price and Offering Price Per Share	$16.58

See accompanying Notes to Financial Statements.

29 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT

OF OPERATIONS For the Year Ended September 30, 2017

Investment Income
Interest	$87,037,394
Dividends:
Unaffiliated companies	2,678,305
Affiliated companies	883,676
Other income	388,836
Total investment income	90,988,211
Expenses
Management fees	4,561,592
Transfer and shareholder servicing agent fees	76,027
Shareholder communications	18,499
Legal, auditing and other professional fees	458,991
Custodian fees and expenses	341,368
Directors’ compensation	47,122
Other	22,381
Total expenses	5,525,980
Less waivers and reimbursements of expenses	(141,505)
Net expenses	5,384,475
Net Investment Income	85,603,736
Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions in unaffiliated companies	(1,729,811)
Net change in unrealized appreciation/depreciation on investment transactions in unaffiliated companies	6,367,731
Net Increase in Net Assets Resulting from Operations	$90,241,656

See accompanying Notes to Financial Statements.

30 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016

Operations
Net investment income	$85,603,736	$68,748,835

Net realized loss	(1,729,811)	(37,142,535)

Net change in unrealized appreciation/depreciation	6,367,731	45,408,974

Net increase in net assets resulting from operations	90,241,656	77,015,274

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	214,217,992	343,212,008
Payments for withdrawals	(152,387,750)	(285,384,526)

	61,830,242	57,827,482

Net Assets
Total increase	152,071,898	134,842,756

Beginning of period	1,406,678,798	1,271,836,042

End of period	$1,558,750,696	$1,406,678,798

See accompanying Notes to Financial Statements.

31 OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September	September
	30, 2017	30, 2016	30, 2015	30, 2014	30, 2013
Per Share Operating Data
Net asset value, beginning of period	$15.61	$14.64	$14.51	$13.84	$12.88
Income (loss) from investment operations:
Net investment income[1]	0.92	0.84	0.74	0.74	0.90
Net realized and unrealized gain (loss)	0.05	0.13	(0.61)	(0.07)	0.06
Total from investment operations	0.97	0.97	0.13	0.67	0.96
Net asset value, end of period	$16.58	$15.61	$14.64	$14.51	$13.84

Total Return, at Net Asset Value[2]	6.21%	6.63%	0.90%	4.84%	7.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,558,751	$1,406,679	$1,271,836	$1,501,073	$813,969
Average net assets (in thousands)	$1,521,122	$1,205,754	$1,321,015	$1,398,916	$1,492,179
Ratios to average net assets:[3]
Net investment income	5.63%	5.70%	5.06%	5.15%	6.78%
Total expenses[4]	0.36%	0.36%	0.35%	0.34%	0.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.35%	0.36%[5]	0.35%[5]	0.33%	0.36%[5]
Portfolio turnover rate	80%	74%	57%	73%	105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended September 30, 2017	0.37%
Year Ended September 30, 2016	0.36%
Year Ended September 30, 2015	0.35%
Year Ended September 30, 2014	0.35%
Year Ended September 30, 2013	0.36%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

32 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS September 30, 2017

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest

33 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued

2. Significant Accounting Policies (Continued)

expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.

The Fund has analyzed its tax positions for the fiscal year ended September 30, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures

34 OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

35 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued

3. Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and

36 OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$1,366,584,755	$31,533,762	$1,398,118,517
Corporate Bonds and Notes	—	7,960,267	1	7,960,268
Common Stocks	35,213,380	10,344,848	3,642,133	49,200,361
Rights, Warrants and Certificates	—	34,367	—	34,367
Investment Company	162,655,983	—	—	162,655,983

Total Assets	$197,869,363	$1,384,924,237	$35,175,896	$1,617,969,496

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into Level	Transfers out of	Transfers into Level
	Level 1*	2*	Level 2**	3**

Assets Table
Investments, at Value:
Corporate Loans	$—	$—	$(19,916,236)	$19,916,236
Non-Convertible Corporate Bonds and Notes	—	—	(176,777)	176,777
Common Stocks	(67,609)	67,609	(761,791)	761,791
Rights, Warrants and Certificates	(38,273)	38,273	—	—

Total Assets	$(105,882)	$105,882	$(20,854,804)	$20,854,804

* Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of September 30, 2016	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]

Assets Table
Investments, at Value:
Corporate Loans	$1,518	$(1,126,396)	$1,246,370	$17,358

37 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued

3. Securities Valuation (Continued)

	Value as of September 30, 2016	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]

Investments, at Value: (Continued)
Corporate Bonds and Notes	$—	$—	$(176,755)	$(21)
Common Stocks	2,576,818	(12,302)	(6,400,831)	—

Total Assets	$2,578,336	$(1,138,698)	$(5,331,216)	$17,337

a. Included in net investment income.

	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Value as of September 30, 2017

Assets Table
Investments, at Value:
Corporate Loans	$11,583,000	$(104,324)	$19,916,236	$—	$31,533,762
Corporate Bonds and Notes	—	—	176,777	—	1
Common Stocks	6,717,141	(484)	761,791	—	3,642,133

Total Assets	$18,300,141	$(104,808)	$20,854,804	$—	$35,175,896

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation

Assets Table
Investments, at Value:
Corporate Loans	$1,246,370
Corporate Bonds and Notes	(176,755)
Common Stocks	(6,400,831)

Total Assets	$(5,331,216)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Value as of September 30, 2017	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used

Assets Table
Investments, at Value:
Corporate Loans	$19,337,506	Broker quote	N/A	N/A	N/A (a)
		Discounted Cash Flow	Illiquidity
Corporate Loans	12,196,256	Model	Discount Implied Rating Yield to Maturity	N/A N/A N/A	3.69% (b) BB- 5.47%

38 OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

	Value as of			Range of
	September	Valuation	Unobservable	Unobservable	Unobservable
	30, 2017	Technique	Input	Inputs	Input Used

Assets Table
Investments, at Value: Continued
Corporate Bonds and Notes	$1	Estimated Recovery Proceeds	Nominal Value	N/A	0.0001% of Par (c)
Common Stocks	922,168	Broker quote	N/A	N/A	N/A (a)
Common Stocks	1,276	Estimated Recovery Proceeds	Nominal Value	N/A	$0.01/share (c)
Common Stocks	2,426,319	Enterprise Value Model	N/A	N/A	6.0 (d)
Common Stocks	245,490	Estimated Recovery Proceeds	Market Value of Original Loan	N/A	$0.0211/share (e)
Common Stocks	46,880	Estimated Recovery Proceeds	Auction Proceeds	N/A	$0.06/share (f)

Total	$35,175,896

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b) The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c) The Fund fair values certain securities held at a nominal value to reflect the low probability of receipt of future payments to be received. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(d) The Fund fair values certain common stocks received from a restructuring using an enterprise value model which incorporates the Company’s EBITDA and an EBITDA multiple, current cash balance and debt (as disclosed within the Company’s most recent financial statements). The EBITDA multiple is derived based on a historical multiple for this security from a prior pricing source. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the EBITDA multiple will result in a significant increase (decrease) to the fair value of the investment.

(e) The Fund fair values certain common stocks received from a restructuring at the estimated amount of future recovery proceeds. This estimate is based on the market value of the original loan held prior to the restructuring (as determined by a pricing service) less the cash distribution received as part of the restructuring. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a

39 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued

3. Securities Valuation (Continued)

re-evaluation of the security’s fair valuation. A significant increase (decrease) in the market value of the original loan position will result in a significant increase (decrease) to the fair value of the investment.

(f) The Fund fair values certain common stocks received following a merger at the estimated amount of future recovery proceeds from the sale of assets as disclosed within the Company’s financial statements. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

At period end, securities with an aggregate market value of $1,398,118,517, representing

40 OPPENHEIMER MASTER LOAN FUND, LLC

4. Investments and Risks (Continued)

89.7% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$22,471,139
Market Value	$24,290,197
Market Value as % of Net Assets	1.56%

41 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued

4. Investments and Risks (Continued)

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $6,028,627, representing 0.39% of the Fund’s net assets, were subject to these forbearance agreements.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

The shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. Related parties owned 100% of the Fund’s total outstanding shares at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

42 OPPENHEIMER MASTER LOAN FUND, LLC

5. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount

Contributions	13,281,509	$214,217,992	22,994,136	$343,212,008
Withdrawals	(9,401,916)	(152,387,750)	(19,737,435)	(285,384,526)

Net increase	3,879,593	$61,830,242	3,256,701	$57,827,482

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$1,220,002,188	$1,159,554,349

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid

43 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued

8. Fees and Other Transactions with Affiliates (Continued)

by the Transfer Agent, not by the Fund.

Directors’ Compensation. The Fund’s Board of Directors (“Board”) has adopted a compensation deferral plan for Independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Directors under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Directors. The Fund purchases shares of the funds selected for deferral by the Directors in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Directors’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $141,505 for IGMMF management fees. This fee waiver and/ or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

44 OPPENHEIMER MASTER LOAN FUND, LLC

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of Oppenheimer Master Loan Fund, LLC:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Master Loan Fund, LLC (the Fund), including the statement of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Master Loan Fund, LLC as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

November 28, 2017

45 OPPENHEIMER MASTER LOAN FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

46 OPPENHEIMER MASTER LOAN FUND, LLC

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and David Lukkes, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to its benchmark and to the performance of other bank loan funds. The Board considered that the Fund outperformed its category median for the one-, three- and five-year periods.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other bank loan funds with comparable asset levels and distribution features. The Board considered that the Fund’s contractual management fee and its total expenses were lower than their respective peer group medians and category medians.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee. The Board noted that the Fund does not have management fee breakpoints at this time.

47 OPPENHEIMER MASTER LOAN FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY

AGREEMENTS Unaudited / Continued

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreements through August 31, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

48 OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

49 OPPENHEIMER MASTER LOAN FUND, LLC

DIRECTORS AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/ Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT DIRECTORS	The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Director serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Robert J. Malone, Chairman of the Board of Directors (since 2016), Director (since 2007) Year of Birth: 1944	Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012-2016) and Director (August 2005-January 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000-2016); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Director of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990- 1991) and Member (1984-1999) of Young Presidents Organization. Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Andrew J. Donohue, Director (since 2017) Year of Birth: 1950	Of Counsel, Shearman & Sterling LLP (since September 2017); Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015-February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012-May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011-October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006-November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003-May 2006); General Counsel (October 1991-November 2001) and Executive Vice President (January 1993-November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991-November 2001). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

50 OPPENHEIMER MASTER LOAN FUND, LLC

Jon S. Fossel, Director (since 2007) Year of Birth: 1942	Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (2005-2015); Director of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Sub-Adviser; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Sub- Adviser), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Director (since 2008) Year of Birth: 1948	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Director (since 2007) Year of Birth: 1946	Trustee of Monterey Institute for International Studies (educational organization) (2000-2014); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Director (1991-2016), Vice Chairman of the Board (2006-2009) and Chairman of the Board (2010-2013) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 45 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

51 OPPENHEIMER MASTER LOAN FUND, LLC

DIRECTORS AND OFFICERS Unaudited / Continued

Victoria J. Herget, Director (since 2012) Year of Birth: 1951	Board Chair (2008-2015) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985- 1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Oversees 45 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

F. William Marshall, Jr., Director (since 2007) Year of Birth: 1942	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996-2015), MML Series Investment Fund (investment company) (1996-2015) and Mass Mutual Premier Funds (investment company) (January 2012-December 2015); President and Treasurer of the SIS Charitable Fund (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999- July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Director (since 2012) Year of Birth: 1953	Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992-2006), and Emeritus Trustee (since 2006) of Lehigh University; and member, Women’s Investment Management Forum (professional organization) since inception. Oversees 45 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

52 OPPENHEIMER MASTER LOAN FUND, LLC

James D. Vaughn, Director (since 2012) Year of Birth: 1945

Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED DIRECTOR AND OFFICER

Mr. Steinmetz is an “Interested Director” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman of the Sub-Adviser and officer and director of the Manager. Both as a Director and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Arthur P. Steinmetz, Director (since 2015), President and Principal Executive Officer (since 2014) Year of Birth: 1958

Chairman of the Sub-Adviser (since January 2015); CEO and Chairman of the Manager (since July 2014), President of the Manager (since May 2013), a Director of the Manager (since January 2013), Director of the Sub-Adviser (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (the Sub-Adviser’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of the Manager (January 2013-May 2013); Chief Investment Officer of the Sub-Adviser (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of the Sub-Adviser (April 2009-October 2010); Executive Vice President of the Sub-Adviser (October 2009-December 2012); Director of Fixed Income of the Sub-Adviser (January 2009-April 2009); and a Senior Vice President of the Sub-Adviser (March 1993-September 2009). An officer of 101 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND

The addresses of the Officers in the chart below are as follows: for Mss. Lo Bessette, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Lukkes, Welsh, Petersen, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

David Lukkes, Vice President (since 2015) Year of Birth: 1971	Senior Portfolio Manager of the Sub-Adviser (Since January 2015). Vice President of the Sub-Adviser (Since 2013) Senior Research Analyst of the Sub-Advisor (from September 2008 to January 2015). Assistant Vice President of the Sub-Adviser (from January 2012 to May 2013). A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

Joseph Welsh, Vice President (since 2007) Year of Birth: 1964	Head of High Yield Corporate Debt Team (since April 2009), Senior Vice President of the Sub-Adviser (since May 2009). Vice President of the Sub-Adviser (December 2000-April 2009). A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

53 OPPENHEIMER MASTER LOAN FUND, LLC

DIRECTORS AND OFFICERS Unaudited / Continued

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969	Executive Vice President, General Counsel and Secretary of the Manager (since February 2016); Senior Vice President and Deputy General Counsel of the Manager (March 2015-February 2016); Chief Legal Officer of the Sub-Adviser and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC. An officer of 101 portfolios in the OppenheimerFunds complex.

Jennifer Foxson, Vice President and Chief Business Officer (since 2014) Year of Birth: 1969	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of the Sub-Adviser (January 1998-March 2006); Assistant Vice President of the Sub-Adviser (October 1991-December 1998). An officer of 101 portfolios in the OppenheimerFunds complex.

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2014) Year of Birth: 1973	Senior Vice President and Chief Compliance Officer of the Manager (since March 2014); Chief Compliance Officer of the Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014). An officer of 101 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer (since 2016) Year of Birth: 1970	Senior Vice President of the Manager (since January 2017); Vice President of the Manager (January 2013-January 2017); Vice President of the Sub-Adviser (February 2007-December 2012); Assistant Vice President of the Sub-Adviser (August 2002- 2007). An officer of 101 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and Officers and is available without charge upon request by calling 1.800.CALL OPP (225.5677).

54 OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

© 2017 OppenheimerFunds, Inc. All rights reserved.

55 OPPENHEIMER MASTER LOAN FUND, LLC

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RA1241.001.0917 November 21, 2017

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that Karen L. Stuckey, the Chairwoman of the Board’s Audit Committee, is the audit committee financial expert and that Ms. Stuckey is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $59,400 in fiscal 2017 and $57,700 in fiscal 2016.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $3,500 in fiscal 2017 and $4,965 in fiscal 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed $386,986 in fiscal 2017 and $598,285 in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews, GIPS attestation procedures, custody audits, and additional audit services.

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and no such fees in fiscal 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed $286,402 in fiscal 2017 and $45,432 in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and no such fees in fiscal 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and no such fees in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its Directors.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 0%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $676,888 in fiscal 2017 and $648,682 in fiscal 2016 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/14/2017